Divestiture (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down			$ 341
Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Divested cash of disposal group			13
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Income (loss) before income taxes of disposal group			(9)	$ 6
NGL And Petchem Services [Member] | Other (income) expense - net [Member] | Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Loss on sale of Canadian operations (Note 3)			34	$ 0	$ 0
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments			11
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | NGL And Petchem Services [Member] | Impairment Of Certain Assets [Member] | Canadian Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[1]	$ 341
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | NGL And Petchem Services [Member] | Impairment Of Certain Assets [Member] | Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down		$ 341
Cash Consideration [Member] | Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration			672
Reduction In Incentive Distribution Rights Payment [Member] | Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration			$ 150

[1]	Relates to our Canadian operations. We designated these operations as held for sale as of June 30, 2016. As a result, we measured the fair value of the disposal group, resulting in an impairment charge. The estimated fair value was determined by a market approach based primarily on inputs received in the marketing process and reflected our estimate of the potential assumed proceeds. We disposed of our Canadian operations through a sale during the third quarter of 2016. See Note 3 – Divestiture.